ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Israeli government authorities	$ 54	$ 11
Prepaid expenses	106	105
Accounts Receivable, Net, Current, Total	$ 160	$ 116